Credit Facilities - Bank Loan (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	$ 383,031			$ 505,171
Principal
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	385,394			506,514
Changes in reported amount of U.S. denominated debt	42,800
Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	(2,363)			(1,343)
Bank loan - U.S. dollar denominated
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	30,394			156,332
Bank loan - U.S. dollar denominated | Principal
Disclosure of detailed information about borrowings [line items]
Secured bank loans received			$ 22.5		$ 123.5
Credit facilities - Canadian dollar denominated
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	355,000			$ 350,182
Credit facilities - Canadian dollar denominated | Principal
Disclosure of detailed information about borrowings [line items]
Net draws	$ 136,900	$ 15.8